6. SEGMENT INFORMATION (Details 1) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	CAD 927,407	CAD 930,854		CAD 954,907
Satellites, property and other equipment	1,791,847	1,915,411
Intangible assets	812,995	832,512
Other long-term financial assets	83,531	35,687	[1]
Other long-term assets	3,056	3,815
CANADA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	415,575	426,193		431,005
Satellites, property and other equipment	976,349	1,152,337
Intangible assets	734,061	744,150
Other long-term financial assets	72,395	25,176
Other long-term assets	2,885	3,372
UNITED STATES
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	311,159	319,473		322,679
Satellites, property and other equipment	118,512	139,064
Intangible assets	39,190	42,471
LATIN AMERICA & CARIBBEAN
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	78,921	83,244		88,794
Intangible assets	30,510	35,736
EUROPE, MIDDLE EAST & AFRICA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	80,532	64,624		84,877
Satellites, property and other equipment	693,903	620,219
Other long-term financial assets	8,059	8,764
Other long-term assets	171	443
ASIA & AUSTRALIA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	41,220	37,320		CAD 27,552
ALL OTHERS
Disclosure of disaggregation of revenue from contracts with customers [line items]
Satellites, property and other equipment	3,083	3,791
Intangible assets	9,234	10,155
Other long-term financial assets	CAD 3,077	1,747
Other long-term assets

[1]	Other long-term financial assets classified as fair value through profit or loss were calculated using level 2 of the fair value hierarchy. All other balances were calculated using level 1 of the fair value hierarchy.